NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details Textual)	6 Months Ended
Jun. 30, 2015
Business Description And Basis Of Presentation [Line Items]
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Oct. 23, 2014